Shareholder Report	12 Months Ended
Oct. 31, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Manager Directed Portfolios
Entity Central Index Key	0001359057
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
Institutional Shares
Shareholder Report [Line Items]
Fund Name	Hardman Johnston International Growth Fund
Class Name	Institutional Shares
Trading Symbol	HJIGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hardman Johnston International Growth Fund for the period of November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://hardmanjohnstonfunds.com/literature/. You can also request this information by contacting us at 1-833-627-6668.
Additional Information Phone Number	1-833-627-6668
Additional Information Website	https://hardmanjohnstonfunds.com/literature/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$114	1.01%

Expenses Paid, Amount	$ 114
Expense Ratio, Percent	1.01%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Hardman Johnston International Growth Fund (the “Fund”) outperformed the MSCI AC World Index ex-USA Net Index (USD) for the fiscal year ended October 31, 2024.
WHAT FACTORS INFLUENCED PERFORMANCE
Over the past year, wars, elections, and central bank policy changes generated economic and political volatility across the globe. Our in-depth, bottom-up, investment approach allowed the Fund to navigate this environment and outperform the MSCI AC World Index ex-USA Net Index (USD). Within the Fund, Industrials and Communication Services were the largest active sector contributors relative to the benchmark index. Consumer Staples also contributed positively due to our lack of exposure to the worst sector in the benchmark. Financials and Consumer Discretionary were the largest sector detractors. Regionally, Europe was the largest contributor and Pacific ex Japan was the largest detractor relative to the benchmark index.

Top Contributors
↑	Mitsubishi Heavy Industries, Ltd.
↑	Rheinmetall AG
↑	Prysmian S.p.A.
↑	MercadoLibre, Inc.
↑	Taiwan Semiconductor Mfg. Co., Ltd.

Top Detractors
↓	Meituan
↓	AIA Group Ltd.
↓	WuXi Biologics Inc.
↓	LVMH
↓	Genmab AS

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (02/14/2018)
Institutional Shares (without sales charge)	24.8	5.26	4.25
MSCI WORLD ex USA Net Index (USD)	23.84	6.55	5.14
MSCI AC WORLD INDEX ex USA Net Index (USD)	24.33	5.78	4.17

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 60,093,998
Holdings Count | $ / shares	26
Advisory Fees Paid, Amount	$ 132,383
Investment Company Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$60,093,998
Number of Holdings	26
Net Advisory Fee Paid	$132,383
Portfolio Turnover Rate	50%

Holdings [Text Block]

Top 10 Issuers	(% of Net Assets)
Mitsubishi Heavy Industries Ltd.	5.6%
Prosus NV	5.5%
Deutsche Telekom AG	5.4%
MercadoLibre, Inc.	5.2%
Prysmian SpA	5.1%
Airbus SE	5.0%
Taiwan Semiconductor Manufacturing Co. Ltd.	5.0%
Standard Chartered PLC	4.9%
UCB SA	4.8%
First American Government Obligations Fund	4.8%

Top Sectors*	(% of Net Assets)
Industrials	25.5%
Consumer Discretionary	17.6%
Health Care	17.2%
Financials	15.1%
Information Technology	10.3%
Communication Services	5.4%
Energy	3.7%
Cash & Other	5.2%
[1]
Updated Prospectus Web Address	https://hardmanjohnstonfunds.com/literature/
Retail Shares
Shareholder Report [Line Items]
Fund Name	Hardman Johnston International Growth Fund
Class Name	Retail Shares
Trading Symbol	HJIRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hardman Johnston International Growth Fund for the period of November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://hardmanjohnstonfunds.com/literature/. You can also request this information by contacting us at 1-833-627-6668.
Additional Information Phone Number	1-833-627-6668
Additional Information Website	https://hardmanjohnstonfunds.com/literature/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail Shares	$141	1.26%

Expenses Paid, Amount	$ 141
Expense Ratio, Percent	1.26%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Hardman Johnston International Growth Fund (the “Fund”) outperformed the MSCI AC World Index ex-USA Net Index (USD) for the fiscal year ended October 31, 2024.
WHAT FACTORS INFLUENCED PERFORMANCE
Over the past year, wars, elections, and central bank policy changes generated economic and political volatility across the globe. Our in-depth, bottom-up, investment approach allowed the Fund to navigate this environment and outperform the MSCI AC World Index ex-USA Net Index (USD). Within the Fund, Industrials and Communication Services were the largest active sector contributors relative to the benchmark index. Consumer Staples also contributed positively due to our lack of exposure to the worst sector in the benchmark. Financials and Consumer Discretionary were the largest sector detractors. Regionally, Europe was the largest contributor and Pacific ex Japan was the largest detractor relative to the benchmark index.

Top Contributors
↑	Mitsubishi Heavy Industries, Ltd.
↑	Rheinmetall AG
↑	Prysmian S.p.A.
↑	MercadoLibre, Inc.
↑	Taiwan Semiconductor Mfg. Co., Ltd.

Top Detractors
↓	Meituan
↓	AIA Group Ltd.
↓	WuXi Biologics Inc.
↓	LVMH
↓	Genmab AS

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (09/17/2018)
Retail Shares (without sales charge)	24.4	5.19	4.02
MSCI WORLD ex USA Net Index (USD)	23.84	6.55	6
MSCI AC WORLD INDEX ex USA Net Index (USD)	24.33	5.78	5.42

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 60,093,998
Holdings Count | $ / shares	26
Advisory Fees Paid, Amount	$ 132,383
Investment Company Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$60,093,998
Number of Holdings	26
Net Advisory Fee Paid	$132,383
Portfolio Turnover Rate	50%

Holdings [Text Block]

Top 10 Issuers	(% of Net Assets)
Mitsubishi Heavy Industries Ltd.	5.6%
Prosus NV	5.5%
Deutsche Telekom AG	5.4%
MercadoLibre, Inc.	5.2%
Prysmian SpA	5.1%
Airbus SE	5.0%
Taiwan Semiconductor Manufacturing Co. Ltd.	5.0%
Standard Chartered PLC	4.9%
UCB SA	4.8%
First American Government Obligations Fund	4.8%

Top Sectors*	(% of Net Assets)
Industrials	25.5%
Consumer Discretionary	17.6%
Health Care	17.2%
Financials	15.1%
Information Technology	10.3%
Communication Services	5.4%
Energy	3.7%
Cash & Other	5.2%
[2]
Updated Prospectus Web Address	https://hardmanjohnstonfunds.com/literature/

[1]
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[2]
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.